--------------------------------------------------------------------------------

CORTLAND                                                     600 Fifth Avenue
TRUST, INC.                                                  New York, NY 10020
                                                             (212)830-5200

================================================================================





Dear Shareholder:

We are pleased to present the annual report of Cortland Trust, Inc. for the year ended March 31, 2003.

The Cortland General Money Market Fund had 59,349 shareholder accounts and net assets of $4,098,848,438 as of March 31, 2003.

As of March 31, 2003 the U.S. Government Fund had 4,871 shareholder accounts and net assets of $273,883,946.

As of March 31, 2003 the Municipal Money Market Fund had 2,983 shareholder accounts and net assets of $202,686,682.

We thank you for your support of Cortland Trust, Inc., and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff




Steven W. Duff
President






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

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2003
================================================================================

     Face                                                                        Maturity                      Value
    Amount                                                                         Date            Yield      (Note 1)
    ------                                                                         ----            -----       ------
Commercial Paper (24.69%)
------------------------------------------------------------------------------------------------------------------------------------
$   65,000,000  Clipper Receivables Corporation                                  04/01/03          1.42%   $   65,000,000
    50,000,000  Credit Lyonnais N.A.                                             06/13/03          1.26        49,872,250
   100,000,000  Danske Corporation                                               04/23/03          1.26        99,923,306
    60,000,000  Danske Corporation                                               05/19/03          1.36        59,891,600
    20,000,000  General Electric Capital Corporation                             11/19/03          1.21        19,845,333
    50,000,000  Greyhawk Funding                                                 04/25/03          1.28        49,957,333
    20,000,000  HBOS Treasury Services                                           07/18/03          1.82        19,892,600
   100,000,000  Lexington Parker Capital                                         05/06/03          1.27        99,876,528
    35,000,000  Lexington Parker Capital                                         05/08/03          1.28        34,953,956
    32,754,000  Lexington Parker Capital                                         05/21/03          1.27        32,696,226
    23,031,000  Long Lane Master Trust IV - Series A (a)                         04/04/03          1.27        23,028,562
    30,000,000  Long Lane Master Trust IV - Series A (a)                         04/14/03          1.24        29,986,567
    42,264,000  Long Lane Master Trust IV - Series A (a)                         04/28/03          1.29        42,223,427
    35,000,000  Long Lane Master Trust IV - Series A (a)                         04/30/03          1.29        34,963,629
    90,000,000  Market Street Funding                                            04/28/03          1.26        89,914,950
    16,705,000  Old Slip Funding Corporation                                     06/30/03          1.25        16,652,797
    30,000,000  Sigma Finance Corporation                                        05/16/03          1.33        29,950,875
    65,000,000  Sigma Finance Corporation                                        05/23/03          1.38        64,871,372
    20,000,000  Sigma Finance Corporation                                        05/27/03          1.26        19,960,800
    23,000,000  Sigma Finance Corporation                                        08/19/03          1.26        22,887,300
    20,000,000  Special Purpose Accounts Receivable                              04/16/03          1.26        19,989,500
    25,000,000  Special Purpose Accounts Receivable                              05/14/03          1.27        24,962,076
    50,000,000  State of Mississippi Taxable GO
                (Mississippi Major Economic Impact)                              12/01/03          1.62        50,001,406
    10,800,000  The John Hopkins University - Series A                           04/04/03          1.35        10,800,000
--------------                                                                                             --------------
 1,013,554,000  Total Commercial Paper                                                                      1,012,102,393
--------------                                                                                             --------------
Domestic Certificates of Deposit (3.05%)
------------------------------------------------------------------------------------------------------------------------------------
$   25,000,000  Harris Trust & Savings Bank                                      03/01/04          1.33%   $   24,998,859
   100,000,000  National City Bank                                               05/22/03          1.34       100,000,000
--------------                                                                                             --------------
   125,000,000  Total Domestic Certificates of Deposit                                                        124,998,859
--------------                                                                                             --------------





--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                       Maturity                      Value
    Amount                                                                        Date         Yield         (Note 1)
    ------                                                                        ----         -----          ------
Eurodollar Certificates of Deposit (6.59%)
------------------------------------------------------------------------------------------------------------------------------------
$ 100,000,000  Barclays Bank PLC                                                05/27/03       1.37%      $  100,001,545
   50,000,000  Bayerische Hypo-Und Vereinsbank                                  04/07/03       1.35           50,000,083
   20,000,000  HBOS Treasury Services                                           06/23/03       1.40           20,000,455
  100,000,000  Landesbank Hessen-Thuringen Girozentrale                         05/30/03       1.37          100,001,567
-------------                                                                                             --------------
  270,000,000  Total Eurodollar Certificates of Deposit                                                      270,003,650
-------------                                                                                             --------------
Floating Rate Securities (19.98%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Abbey National Bank PLC (b)                                      02/17/04       1.29%      $   50,000,000
   50,000,000  Abbey National Bank PLC (c)                                      03/08/04       1.30           49,995,353
  100,000,000  ABN AMRO Bank, N.A. (d)                                          01/13/04       1.30          100,000,000
   17,575,000  CFM International, Inc. Guaranteed Notes - Series 1999A (e)
               LOC General Electric Company                                     01/01/10       1.35           17,575,000
   50,000,000  Credit Agricole (f)                                              01/16/04       1.30           49,999,007
  100,000,000  Credit Agricole (c)                                              02/18/04       1.29          100,000,000
   10,000,000  Equitable Life Assurance Society with J.P. Morgan Chase (g)      03/22/04       1.32           10,000,000
    5,000,000  Florida Power and Light Group with J.P. Morgan Chase (h)         04/04/03       1.42            5,000,000
   40,000,000  Florida Power and Light Group with J.P. Morgan Chase (i)         04/14/03       1.33           40,000,000
  100,000,000  Florida Power and Light Group with J.P. Morgan Chase (h)         04/21/03       1.38          100,000,000
   30,000,000  Florida Power and Light Group with J.P. Morgan Chase (i)         05/02/03       1.35           30,000,000
   15,000,000  General Electric Capital Corporation (j)                         04/16/04       1.31           15,000,000
   40,000,000  Maranello Finance LLC(k)
               LOC American International Group, Inc.                           04/11/03       1.34           40,000,000
   30,000,000  Rabobank Nederland (b)                                           01/22/04       1.29           30,000,000
   58,500,000  Royal Bank of Canada (d)                                         01/28/04       1.29           58,500,000
   20,000,000  Sigma Finance Corporation (l)                                    04/15/03       1.83           19,999,923
   38,000,000  The Goldman Sachs Group, L.P. (m)                                04/13/04       1.63           38,000,000
   50,000,000  Toronto Dominion Bank (c)                                        02/02/04       1.29           50,000,000
   15,000,000  Verizon Global Funding (n)                                       10/15/03       1.35           15,000,000
-------------                                                                                             --------------
  819,075,000  Total Floating Rate Securities                                                                819,069,283
-------------                                                                                             --------------
Foreign Commercial Paper (5.64%)
------------------------------------------------------------------------------------------------------------------------------------
$  20,000,000  Alliance & Leicester PLC                                         04/17/03       1.75%      $   19,984,622
  100,000,000  Alliance & Leicester PLC                                         05/20/03       1.36           99,815,570
   50,000,000  Alliance & Leicester PLC                                         06/09/03       1.30           49,875,417

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                       Maturity                      Value
    Amount                                                                        Date         Yield         (Note 1)
    ------                                                                        ----         -----          ------
Foreign Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  16,600,000  Banco Bilbao Vizcaya Argentaria S.A.                             04/15/03       1.26%      $   16,591,866
   15,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             05/20/03       1.27           14,974,071
   30,000,000  Banco Bilbao Vizcaya Argentaria S.A.                             06/25/03       1.24           29,912,521
-------------                                                                                             ---------------
  231,600,000  Total Foreign Commercial Paper                                                                231,154,067
-------------                                                                                             ---------------
Letter of Credit Commercial Paper (10.59%)
------------------------------------------------------------------------------------------------------------------------------------
$  28,000,000  AES Shady Point Inc.
               LOC Bank of America                                              04/08/03       1.33%      $   27,992,922
   34,500,000  Banco Continental de Panama, S.A.
               LOC ING Bank NV                                                  05/06/03       1.27           34,457,402
   15,500,000  Banco Continental de Panama, S.A.
               LOC ING Bank NV                                                  05/22/03       1.41           15,469,258
   75,000,000  Banco Rio de La Plata S.A.
               LOC Banco Santander                                              04/08/03       1.27           74,981,479
   30,750,000  Banco Rio de La Plata S.A.
               LOC HSBC Bank US                                                 05/28/03       1.91           30,658,467
   35,076,000  Barton Capital Corporation
               Insured by AMBAC Indemnity Corp.                                 05/01/03       1.28           35,038,586
   25,000,000  BBVA Bancomer S.A.
               LOC ING Bank NV                                                  05/27/03       1.29           24,949,833
   20,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                            07/14/03       1.39           19,920,267
   25,000,000  Central American Bank for Economic Development
               LOC Barclays Bank PLC                                            11/10/03       1.31           24,798,680
   10,900,000  Cofco Capital Corporation
               LOC Bank of America                                              05/19/03       1.24           10,881,979
    5,000,000  CSN Oversea
               LOC Banco Santander                                              04/14/03       1.80            4,996,786
   15,000,000  CSN Oversea
               LOC Banco Santander                                              04/15/03       1.80           14,989,617
   30,000,000  Floren Container Inc.
               LOC Bank of America                                              04/23/03       1.27           29,976,717
   20,000,000  Floren Container Inc.
               LOC Bank of America                                              04/24/03       1.27           19,983,772
   35,000,000  Floren Container Inc.
               LOC Bank of America                                              04/25/03       1.27           34,970,367

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                               Maturity                     Value
    Amount                                                                                Date         Yield        (Note 1)
    ------                                                                                ----         -----         ------
Letter of Credit Commercial Paper (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  30,000,000  Louis Dreyfus Corporation
               LOC Barclays Bank PLC                                                    04/07/03       1.26%      $    29,993,700
-------------                                                                                                     ---------------
  434,726,000  Total Letter of Credit Commercial Paper                                                                434,059,832
-------------                                                                                                     ---------------
Master Notes And Promissory Notes (2.56%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  The Goldman Sachs Group L.P.                                             05/27/03       1.50%      $    50,000,000
   30,000,000  The Goldman Sachs Group L.P.                                             07/29/03       1.37            30,000,000
   25,000,000  The Goldman Sachs Group L.P.                                             08/14/03       1.35            25,000,000
-------------                                                                                                     ---------------
  105,000,000  Total Master Notes and Promissory Notes                                                                105,000,000
-------------                                                                                                     ---------------
Other Note (0.08%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,270,000  Appleton Area School District, WI (Calumet, Outamagie, Winnebago)        01/09/04       1.70%      $     3,270,000
-------------                                                                                                     ---------------
    3,270,000  Total Other Note                                                                                         3,270,000
-------------                                                                                                     ---------------
Repurchase Agreements (0.60%)
------------------------------------------------------------------------------------------------------------------------------------
$  12,700,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity $12,700,476
               (Collateralized by $13,311,843, GNMA, 6.500% to 7.000%, due 09/15/32 to
               12/15/32, value $12,958,389)                                             04/01/03       1.35%      $    12,700,000
   12,000,000  UBS Paine Webber, Repurchase proceeds at maturity $12,000,447
               (Collateralized by $12,100,358, GNMA, 4.000% to 5.000%, due 08/20/32 to
               01/20/33, value $12,240,867)                                             04/01/03       1.34            12,000,000
-------------                                                                                                     ---------------
   24,700,000  Total Repurchase Agreements                                                                             24,700,000
-------------                                                                                                     ---------------
Short Term Bank Note (0.27%)
------------------------------------------------------------------------------------------------------------------------------------
$  11,000,000  Bank of America                                                          04/30/03       2.50%      $    11,000,000
-------------                                                                                                     ---------------
   11,000,000  Total Short Term Bank Note                                                                              11,000,000
-------------                                                                                                     ---------------
U.S. Government Agency Discount Notes (2.30%)
------------------------------------------------------------------------------------------------------------------------------------
$  45,000,000  Federal Home Loan Bank                                                   11/14/03       1.25%      $    44,646,259
   20,146,000  Federal Home Loan Mortgage Corporation                                   01/29/04       1.32            19,925,569
   30,000,000  Federal National Mortgage Association                                    02/06/04       1.10            29,717,508
-------------                                                                                                     ---------------
   95,146,000  Total U.S. Government Agency Discount Notes                                                             94,289,336
-------------                                                                                                     ---------------
U.S. Government Agency Medium Term Notes (2.44%)
------------------------------------------------------------------------------------------------------------------------------------
$  50,000,000  Federal Home Loan Bank                                                   12/16/03       1.50%      $    50,000,000
   50,000,000  Federal Home Loan Bank                                                   12/16/03       1.52            50,000,000
-------------                                                                                                     ---------------
  100,000,000  Total U.S. Government Agency Medium Term Notes                                                         100,000,000
-------------                                                                                                     ---------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (12.58%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,245,000  2150 Investment Company - Series 1997
               LOC Fifth Third Bank                                                     02/01/17       1.34%      $     2,245,000
    6,800,000  Adelanto, CA Public Utility
               LOC California State Teachers Retirement System                          11/01/34       1.35             6,800,000
    5,745,000  Albany Dougherty, GA Payroll IDA (Flint River Service, Inc. Project-B)
               LOC Columbus Bank & Trust Company                                        05/01/17       1.53             5,745,000
      810,000  Alpine Capital Investment LLC
               LOC First of America                                                     09/15/27       1.50               810,000
    1,185,000  Andrews Laser Works Corporation
               LOC Firstar Bank                                                         05/01/08       1.45             1,185,000
    2,595,000  Atlantic Tool & Die Company
               LOC Key Bank, N.A.                                                       12/01/11       1.40             2,595,000
    2,500,000  Atlantic Tool & Die Company - Series 2002
               LOC Key Bank, N.A.                                                       03/01/17       1.40             2,500,000
    2,910,000  BBC, LLC
               LOC Columbus Bank & Trust Company                                        11/01/20       1.34             2,910,000
    1,315,000  Berkeley Square Retirement Center - Series 1998
               LOC Fifth Third Bank                                                     02/01/13       1.40             1,315,000
    2,000,000  Budd Office Building Associate (Partnership Project) - Series 1997
               LOC Comerica Bank                                                        10/01/47       1.40             2,000,000
    3,500,000  Burke County, GA Development Authority IDRB
               (Lichtenberg Holdings II, LLC)
               LOC J.P. Morgan Chase                                                    01/01/13       1.35             3,500,000
    5,640,000  Carmichael Imaging, LLC
               LOC Regions Bank                                                         11/01/10       1.35             5,640,000
   26,500,000  Catholic Health Initiatives - Series C                                   12/01/27       1.55            26,500,000
    6,800,000  CEGW, Incorporated
               LOC PNC Bank, N.A.                                                       03/31/09       1.40             6,800,000
    2,210,000  Central Michigan Inns, LLC
               LOC Michigan National Bank                                               04/01/30       1.45             2,210,000
    4,600,000  Cheney Brothers Incorporated
               LOC First Union National Bank of North Carolina                          12/01/16       1.41             4,600,000
    3,205,000  Cinnamon Properties, Incorporated
               LOC Firstar Bank                                                         04/01/20       1.37             3,205,000
    7,000,000  City & County of Denver, CO COPS - Series C
               LOC J.P. Morgan Chase                                                    12/01/22       1.29             7,000,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                               Maturity                       Value
    Amount                                                                                Date         Yield          (Note 1)
    ------                                                                                ----         -----           ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$  15,750,000  City & County of San Francisco Redevelopment Agency Taxable MHRB
               LOC Bayerische Hypovereinsbank, A.G.                                     07/01/34       1.40%      $    15,750,000
    6,880,000  Columbus, GA Development Authority RB
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank & Trust Company                                        09/01/20       1.36             6,880,000
   10,520,000  Columbus, GA Development Authority RB
               (Westdeutsche Landesbank, LLC Inverness II Project) - Series 2001
               LOC Columbus Bank & Trust Company                                        12/01/21       1.39            10,520,000
   13,270,000  Columbus, GA Development Authority RB
               (Four J.S. Family, LLP Project) - Series 2002
               LOC Columbus Bank & Trust Company                                        12/01/22       1.35            13,270,000
    5,920,000  Concrete Company - Series 1998
               LOC Columbus Bank & Trust Company                                        07/01/48       1.35             5,920,000
    1,665,000  Consolidated Equities, LLC - Series 1995
               LOC Old Kent Bank & Trust Co.                                            12/01/25       1.50             1,665,000
    1,240,000  Conveyors Inc. Real Estate - Series 1998
               LOC Firstar Bank                                                         03/01/18       1.45             1,240,000
    8,000,000  Country Club of the South - Series 2002
               LOC Bank of North Georgia                                                12/01/27       1.41             8,000,000
   13,250,000  D.G.Y. Real Estate LP - Series 2000A
               LOC PNC Bank, N.A.                                                       05/01/20       1.40            13,250,000
    2,485,000  Devin F. & Janis L. McCarthy - Series 1997
               LOC Firstar Bank                                                         07/01/17       1.37             2,485,000
    7,155,000  Drury Inns, Inc.
               LOC First Commerical Bank                                                03/01/20       1.43             7,155,000
    6,050,000  Eagle Landing IV, Ltd.
               LOC Regions Bank                                                         09/01/26       1.34             6,050,000
    4,920,000  Eckert Seamans Cherin & Mellot
               LOC PNC Bank, N.A.                                                       01/01/15       1.35             4,920,000
      890,000  Elsmere, KY Industrial Building RB (Mazak Corporation) - Series 1998
               LOC Fifth Third Bank                                                     09/01/04       1.40               890,000
    1,025,000  Follow Thru Land And Development LLC
               LOC Key Bank, N.A.                                                       11/01/13       1.40             1,025,000
      285,000  G&J Land Management
               LOC Fifth Third Bank                                                     12/01/17       1.40               285,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,515,000  Garden City Hospital Osteopathic - Series 1997
               LOC National City Bank of Michigan/Illinois                              10/01/17       1.35%      $     4,515,000
    1,730,000  Goson Project - Series 1997
               LOC First Merit Bank                                                     11/01/17       1.38             1,730,000
    1,730,000  Great Expectations Ltd. (Bass Chevrolet) - Series 1996
               LOC Fifth Third Bank                                                     07/01/17       1.40             1,730,000
    1,805,000  HCH, LLC - Series 2000
               LOC Key Bank, N.A.                                                       08/01/15       1.40             1,805,000
    1,255,000  Hope Realty, Limited Harmony Realty (Kurtz Bros., Inc.)
               LOC Key Bank, N.A.                                                       08/01/15       1.40             1,255,000
    2,495,000  Hopkins Waterhouse LLC Project
               LOC National City Bank of Michigan/Illinois                              06/01/20       1.38             2,495,000
    3,000,000  Hornell, NY IDA (Alstom Transportation Project)
               LOC Key Bank, N.A.                                                       11/01/21       1.40             3,000,000
    1,750,000  Jake Sweeney Automotive, Incorporated
               LOC Firstar Bank                                                         04/01/10       1.37             1,750,000
    1,940,000  JDV LLC
               LOC Michigan National Bank                                               07/01/27       1.50             1,940,000
    4,280,000  KBL Capital Fund, Incorporated - Series 1995A
               LOC Old Kent Bank & Trust Co.                                            07/01/05       1.40             4,280,000
      910,000  KBL Capital Fund, Incorporated (BH Reality Limited Partnership)
               LOC Old Kent Bank & Trust Co.                                            05/01/21       1.40               910,000
    4,500,000  KBL Capital Fund, Incorporated
               LOC National City Bank of Michigan/Illinois                              05/01/27       1.35             4,500,000
    2,720,000  Kingston Healthcare Company - Series 1997A
               LOC Fifth Third Bank                                                     11/01/17       1.34             2,720,000
    2,075,000  Kingston Healthcare Company - Series 1998A
               LOC Fifth Third Bank                                                     03/01/18       1.34             2,075,000
    1,455,000  Kissel Holdings, Inc - Series 2000
               LOC Firstar Bank                                                         12/01/20       1.45             1,455,000
    1,680,000  Kit Carson County, CO Agricultural Development RB
               (Midwest Farms, LLC) - Series 1997
               LOC Wells Fargo Bank, N.A.                                               06/01/27       1.30             1,680,000
    4,825,000  Kool Capital, LLC
               LOC Michigan National Bank                                               04/01/29       1.46             4,825,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   4,995,000  Kwik Park Corporation - Series 1999A
               LOC PNC Bank, N.A.                                                       09/01/19       1.40%      $     4,995,000
    2,500,000  L 3 Corporation - Series 2002
               LOC Fifth Third Bank                                                     11/01/17       1.34             2,500,000
   11,520,000  Laminations, Inc. & Santana Products - Series 1999
               LOC PNC Bank, N.A.                                                       08/31/15       1.40            11,520,000
    7,090,000  Laurel County, KY Industrial Building RB
               (Consolidated Biscuit Company Project)
               LOC Fifth Third Bank                                                     03/01/15       1.55             7,090,000
   13,325,000  Lexington Financial Services Health Care RB - Series 2001
               LOC LaSalle National Bank                                                02/01/26       1.41            13,325,000
    1,965,000  Lockland Development Company Ltd. - Series 2000
               LOC US Bank, N.A.                                                        07/01/20       1.45             1,965,000
      610,000  LRC - B Wadsworth Investors, Ltd.
               LOC Firstar Bank                                                         09/01/17       1.55               610,000
      625,000  Lucas County, OH EDRB
               (IPC Graphics Incorporated Project) - Series 1997
               LOC Fifth Third Bank                                                     09/01/04       1.45               625,000
    8,620,000  Madison, WI Community Development Authority RB
               (Block 89 Project ) - Series 1996A                                       01/01/19       1.45             8,620,000
    6,705,000  Madison, WI Community Development Authority RB
               (Block 89 Project) - Series 2000                                         07/01/20       1.45             6,705,000
      750,000  Maximum Principal Amount (Buckeye Corrugated, Inc. Project)
               LOC National City Bank of Michigan/Illinois                              01/01/05       1.38               750,000
    3,250,000  Maximum Principal Amount (Hanover Project) - Series 1997
               LOC National City Bank of Michigan/Illinois                              12/01/07       1.38             3,250,000
    3,440,000  Maximum Principal Amount Limited Partnership
               (Riverview Medical Office Building)
               LOC National City Bank of Michigan/Illinois                              11/01/17       1.38             3,440,000
    1,730,000  Miami River Stone Company
               LOC Firstar Bank                                                         08/01/09       1.45             1,730,000
    2,440,000  Michigan HEFA (Hope College) - Series 1996M
               LOC Old Kent Bank & Trust Co.                                            10/01/16       1.50             2,440,000
      965,000  Milwaukee, WI (Historic Third Ward Parking Project)
               LOC Northern Trust Bank                                                  09/01/28       1.50               965,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   7,125,000  Mississippi Business Finance Corporation IDRB
               (TTW Farm Products Inc.)
               LOC Amsouth Bank, N.A.                                                   11/01/11       1.35%      $     7,125,000
    4,110,000  Mississippi Business Finance Corporation IDRB
               (Howard Industries, Incorporated) - Series 1995
               LOC Bank One                                                             06/01/10       1.35             4,110,000
    7,635,000  Mobile, AL RB Medical Clinic Board
               (Springhill Medical Complex) - Series 1996B
               LOC Amsouth Bank, N.A.                                                   09/01/11       1.35             7,635,000
    1,225,000  Montgomery, AL Industrial Development Board
               LOC Columbus Bank & Trust Company                                        07/01/16       1.34             1,225,000
    1,100,000  Moose River Lumber Company, Inc. - Series 1997
               LOC Key Bank, N.A.                                                       08/01/05       1.40             1,100,000
    1,335,000  Mount Carmel West Medical Office Building Limited Partnership
               LOC National City Bank of Michigan/Illinois                              08/01/19       1.38             1,335,000
    3,245,000  New Federal Cold Storage, Incorporated Project
               LOC National City Bank of Michigan/Illinois                              08/01/11       1.38             3,245,000
    3,200,000  New York State HFA RB (345 East 94th Street)
               Guaranteed by Federal Home Loan Mortgage Corporation                     11/01/31       1.30             3,200,000
    3,220,000  NPI Capital, LLC
               LOC Michigan National Bank                                               07/01/29       1.50             3,220,000
   12,940,000  Nugent Sand Company - Series 1999
               LOC National City Bank of Michigan/Illinois                              11/01/11       1.38            12,940,000
    2,395,000  Oakland Ortho Realty Association
               LOC PNC Bank, N.A.                                                       09/01/09       1.35             2,395,000
    1,999,000  Olszeski Properties, Inc. - Series 1996
               LOC Key Bank, N.A.                                                       09/01/16       1.40             1,999,000
    2,730,000  Parisi Investment, LP & Supply - Series 1998
               LOC US Bank, N.A.                                                        05/01/18       1.37             2,730,000
    3,825,000  Peachtree Crest Professional - Series 2003
               LOC Bank of North Georgia                                                03/01/23       1.41             3,825,000
    2,965,000  Pomeroy Investments, LLC - Series 1997
               LOC Firstar Bank                                                         05/01/17       1.37             2,965,000
    1,725,000  RK Capital LLC
               LOC Michigan National Bank                                               12/01/28       1.50             1,725,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   5,300,000  Rogers Bridge Road & So. Property, LLC - Series 2002
               LOC Bank of North Georgia                                                01/01/23       1.46%      $     5,300,000
    2,320,000  Rumpf Development, Ltd.
               LOC Key Bank, N.A.                                                       08/01/17       1.40             2,320,000
    1,025,000  S & L Plastic Inc.
               LOC Fleet Bank                                                           07/01/08       1.40             1,025,000
    1,235,000  S&S Partnership (Model Graphics) - Series 1999
               LOC Firstar Bank                                                         09/01/19       1.45             1,235,000
    3,125,000  Savoy Properties, Ltd.
               LOC Key Bank, N.A.                                                       08/01/20       1.40             3,125,000
    4,600,000  Schenectady County, NY IDA (MVP Garage Project) - Series 2000A
               LOC Fleet Bank                                                           11/01/10       1.40             4,600,000
    1,255,000  Scovil Hanna Corporation - Series 1997
               LOC Key Bank, N.A.                                                       12/01/12       1.40             1,255,000
    4,880,000  Security Self-Storage, Inc.
               LOC Bank One                                                             02/01/19       1.55             4,880,000
    3,330,000  Servaas, Inc. - Series 2003
               LOC Fifth Third Bank                                                     03/01/13       1.34             3,330,000
    4,005,000  Shepperd Capital LLC
               LOC First of America                                                     09/15/47       1.46             4,005,000
    3,745,000  Shepperd Capital LLC
               LOC Old Kent Bank & Trust Co.                                            03/15/49       1.46             3,745,000
    3,535,000  Smugglers Notch Management Company/Investment Company
               LOC Key Bank, N.A.                                                       09/01/15       1.40             3,535,000
    8,000,000  Southeast Alabama Gas District RB (Lateral Project)
               Insured by AMBAC Indemnity Corp.                                         06/01/25       1.35             8,000,000
   11,700,000  Southwestern Ohio Steel, Incorporated
               LOC Firstar Bank                                                         04/01/08       1.35            11,700,000
    1,610,000  Stallard-Schrier Corporation
               LOC Fifth Third Bank                                                     09/01/16       1.40             1,610,000
    1,000,000  State of Texas (Veterans' Hospital) - Series A-2                         12/01/29       1.29             1,000,000
    5,450,000  Stonegate Partners I, LLC (Stonegate Partners Project) - Series 2002
               LOC US Bank, N.A.                                                        06/01/34       1.38             5,450,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   1,525,000  T.D. Management Ltd. - Series 1996
               LOC Fifth Third Bank                                                     01/01/11       1.40%      $     1,525,000
    3,000,000  Tant Real Estate, LLC - Series 2003
               LOC Columbus Bank & Trust Company                                        03/01/23       1.35             3,000,000
    9,375,000  Thayer Properties II, LLC
               LOC Columbus Bank & Trust Company                                        09/01/21       1.45             9,375,000
    7,330,000  The Shoppes at Edgewater - Series 2003
               LOC Amsouth Bank, N.A.                                                   01/01/23       1.35             7,330,000
    7,670,000  Three Reading LP
               Guaranteed By Federal Home Loan Bank                                     06/01/24       1.39             7,670,000
      880,000  Town of Greendale, IN EDA RB - Series 1993B
               LOC National City Bank of Michigan/Illinois                              12/01/05       1.38               880,000
    3,295,000  Town of Islip, NY IDA (Brentwood Real Estate LLC)
               LOC ABN AMRO Bank, N.A.                                                  11/01/20       1.41             3,295,000
      985,000  Tripplet Corporation
               LOC Fifth Third Bank                                                     03/01/08       1.45               985,000
    1,040,000  Vincent Enterprise & Partners - Series 2001
               LOC Key Bank, N.A.                                                       03/01/20       1.40             1,040,000
    2,075,000  Vista Funding Corporation - Series 1997A
               LOC Fifth Third Bank                                                     07/01/15       1.35             2,075,000
    1,950,000  VWS-Mcadory Center LLC - Series 2002
               LOC First Commercial Bank                                                08/01/28       1.45             1,950,000
    1,150,000  Walt Sweeney Ford - Series 1996
               LOC Fifth Third Bank                                                     01/01/12       1.40             1,150,000
    1,695,000  Warrior Roofing Manufacturing, Inc.
               LOC Columbus Bank & Trust Company                                        09/01/26       1.45             1,695,000
    2,285,000  Washington State HFC (Marketplace Apt.)
               LOC Bank One                                                             07/01/29       1.35             2,285,000
    4,200,000  Watson's Dayton Properties, LLC - Series A
               LOC US Bank N.A.                                                         07/01/18       1.35             4,200,000
    1,685,000  Weller Irrevocable Trust #2 - Series 1998
               LOC First Union National Bank of North Carolina                          09/01/13       1.35             1,685,000
    5,200,000  Wellington Green LLC
               LOC Key Bank, N.A.                                                       04/01/29       1.40             5,200,000

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date         Yield         (Note 1)
    ------                                                                                ----         -----          ------
Variable Rate Demand Instruments (o) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,650,000  Westchester County, NY IDA RB (B.W.P. Distributors Inc.)
               LOC First Union National Bank of North Carolina                          10/01/28       1.41%       $    2,650,000
      705,000  Westchester Presbyterian Church
               LOC Firstar Bank                                                         09/01/13       1.55               705,000
    1,160,000  William Thies & Son, Incorporated
               LOC First Union National Bank of North Carolina                          03/01/07       1.36             1,160,000
    1,800,000  Wilmington Iron & Metal Company
               LOC Bank One                                                             08/01/14       1.35             1,800,000
    6,600,264  Wilmington Trust Company
               Guaranteed by General Electric Company                                   01/01/11       1.35             6,600,264
   10,625,000  Winder-Barrow Industrial Building
               LOC Columbus Bank & Trust Company                                        02/01/20       1.35            10,625,000
    1,650,000  Windsor Medical Center, Inc.
               LOC First Merit Bank                                                     12/03/18       1.38             1,650,000
    8,065,000  Zhbser-Greenbriar, Inc.
               Guaranteed by Federal Home Loan Bank                                     01/01/26       1.54             8,065,000
-------------                                                                                                     ---------------
  515,544,264  Total Variable Rate Demand Instruments                                                                 515,544,264
-------------                                                                                                     ---------------
Yankee Certificates of Deposit (8.54%)
------------------------------------------------------------------------------------------------------------------------------------
$  25,000,000  Abbey National PLC                                                       10/21/03      1.90%       $    25,001,383
   20,000,000  ABN AMRO Bank, N.A.                                                      11/17/03      1.37             20,000,000
   50,000,000  Rabobank Nederland                                                       05/16/03      2.63             49,999,391
   30,000,000  Toronto Dominion Bank                                                    11/12/03      1.51             30,000,000
   75,000,000  Toronto Dominion Bank                                                    11/25/03      1.59             75,000,000
   50,000,000  Toronto Dominion Bank                                                    03/17/04      1.22             49,995,178
   50,000,000  Union Bank of Switzerland                                                03/15/04      1.11             49,994,073
   50,000,000  Union Bank of Switzerland                                                03/17/04      1.13             49,995,205
-------------                                                                                                     ---------------
  350,000,000  Total Yankee Certificates of Deposit                                                                   349,985,230
-------------                                                                                                     ---------------
               Total Investments (99.91%) (Cost $4,095,176,914+)                                                    4,095,176,914
               Cash and other assets, net of liabilities (0.09%)                                                        3,671,524
                                                                                                                  ---------------
               Net Assets (100.00%)                                                                               $ 4,098,848,438
                                                                                                                  ===============
               Net Asset Value, offering and redemption price per share:
               Cortland Shares,      1,569,604,603 shares outstanding (Note 3)                                    $          1.00
                                                                                                                  ===============
               Short Term Fund Shares, 163,332,424 shares outstanding (Note 3)                                    $          1.00
                                                                                                                  ===============
               CIBC Shares,          2,365,911,411 shares outstanding (Note 3)                                    $          1.00
                                                                                                                  ===============

               +  Aggregate cost for federal income tax purposes is identical.

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
CORTLAND GENERAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

FOOTNOTES:

(a)  Guaranteed by Fleet Bank Swap Agreement.
(b)  The interest rate changes daily based upon Prime minus 2.9575%.
(c)  The interest rate changes daily based upon Prime minus 2.96%.
(d)  The interest rate changes daily based upon Prime minus 2.95%.
(e) The interest rate is adjusted weekly based upon average of prior week one month LIBOR; weekly put at par.
(f)  The interest rate changes daily based upon Prime minus 2.9525%.
(g)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.04%.
(h)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.08%.
(i)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.05%.
(j)  The  interest  rate is  adjusted  monthly  based upon one month  LIBOR plus
     0.03%.
(k)  The  interest  rate is adjusted  quarterly  based upon one month LIBOR plus
     0.05%.
(l)  The interest rate changes daily based upon Prime minus 2.93%.
(m) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.25%.
(n) The interest rate is adjusted quarterly based upon three month LIBOR plus 0.06%.
(o) These securities have a 7 day put feature exercisable by the fund at par value. Rate changes weekly.







KEY:
     COPS     =     Certificates of Participation                  HFC     =      Housing Finance Commission
     EDA      =     Economic Development Authority                 IDA     =      Industrial Development Authority
     EDRB     =     Economic Development Revenue Bond              IDRB    =      Industrial Development Revenue Bond
     GNMA     =     Government National Mortgage Association       LOC     =      Letter of Credit
     GO       =     General Obligation                             MHRB    =      Multi-Family Housing Revenue Bond
     HEFA     =     Health & Education Facilities Authority        RB      =      Revenue Bond
     HFA      =     Housing Finance Authority







--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date        Yield          (Note 1)
    ------                                                                                ----        -----           ------
Floating Rate Security (3.65%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Student Loan Marketing Association (a)                                   09/18/03      1.22%       $   10,000,000
-------------                                                                                                     --------------
   10,000,000  Total Floating Rate Security                                                                           10,000,000
-------------                                                                                                     --------------
Repurchase Agreement (52.58%)
------------------------------------------------------------------------------------------------------------------------------------
$ 144,000,000  J.P. Morgan Securities, Inc., Repurchase proceeds at maturity $144,005,400
               (Collateralized by $158,459,000, FHLB, 5.250% to 7.250%, due 05/15/03
               to 02/15/07, value $17,054,569; FNMA, 1.875% to 7.125%, due 07/15/03 to
               01/15/30, value $85,223,809; RFIN, 0.000%, due 04/15/03 to 04/15/30, value
               $37,132,989; TVBD, 6.000% to 6.750%, due 03/15/13 to 11/01/25,
               value $7,473,186)                                                        04/01/03      1.35%       $  144,000,000
-------------                                                                                                     --------------
  144,000,000  Total Repurchase Agreement                                                                            144,000,000
-------------                                                                                                     --------------
U.S. Government Agency Discount Notes (25.20%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Bank                                                   05/16/03      1.30%       $    2,995,163
    2,000,000  Federal Home Loan Mortgage Corporation                                   06/30/03      2.07             1,989,850
    1,136,000  Federal Home Loan Mortgage Corporation                                   10/09/03      1.80             1,125,332
    8,000,000  Federal Home Loan Mortgage Corporation                                   12/31/03      1.40             7,915,973
    5,500,000  Federal Home Loan Mortgage Corporation                                   02/26/04      1.11             5,439,730
    5,000,000  Federal National Mortgage Association                                    04/15/03      1.29             4,997,511
   15,000,000  Federal National Mortgage Association                                    04/18/03      1.22            14,991,358
   11,303,000  Federal National Mortgage Association                                    04/30/03      1.23            11,291,801
    2,000,000  Federal National Mortgage Association                                    05/02/03      2.36             1,996,004
   10,000,000  Federal National Mortgage Association                                    05/16/03      1.23             9,984,625
    1,347,000  Federal National Mortgage Association                                    07/09/03      1.24             1,342,444
    3,000,000  Federal National Mortgage Association                                    02/06/04      1.29             2,967,086
    2,000,000  Student Loan Marketing Association                                       06/10/03      2.12             1,991,911
-------------                                                                                                     --------------
   69,286,000  Total U.S. Government Agency Discount Notes                                                            69,028,788
-------------                                                                                                     --------------
U.S. Government Agency Medium Term Notes (25.30%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,000,000  Federal Home Loan Bank                                                   04/08/03      2.00%       $    3,000,326
    1,500,000  Federal Home Loan Bank                                                   04/25/03      1.25             1,503,226
    4,200,000  Federal Home Loan Bank                                                   08/05/03      1.96             4,198,536
    3,000,000  Federal Home Loan Bank                                                   08/15/03      1.82             3,055,497
    5,000,000  Federal Home Loan Bank                                                   08/15/03      1.35             5,051,146
    5,000,000  Federal Home Loan Bank                                                   10/15/03      1.52             5,086,607


--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
U.S. GOVERNMENT FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

     Face                                                                               Maturity                      Value
    Amount                                                                                Date        Yield          (Note 1)
    ------                                                                                ----        -----           ------
U.S. Government Agency Medium Term Notes (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Federal Home Loan Bank                                                   10/28/03      1.86%         $  1,999,977
    1,000,000  Federal Home Loan Bank                                                   12/08/03      1.53             1,026,036
    5,000,000  Federal Home Loan Bank                                                   12/16/03      1.50             5,000,000
    5,000,000  Federal Home Loan Bank                                                   12/24/03      1.65             5,000,000
    1,000,000  Federal Home Loan Bank                                                   03/22/04      1.32             1,040,018
    1,000,000  Federal Home Loan Bank                                                   04/05/04      1.30             1,054,203
    5,000,000  Federal Home Loan Bank                                                   04/21/04      1.40             5,000,000
    3,000,000  Federal Home Loan Mortgage Corporation                                   05/15/03      1.63             3,020,549
    4,274,000  Federal Home Loan Mortgage Corporation                                   11/15/03      1.20             4,405,324
    4,405,000  Federal Home Loan Mortgage Corporation                                   12/15/03      1.27             4,466,059
    8,000,000  Federal National Mortgage Association                                    08/15/03      1.35             8,077,871
      750,000  Federal National Mortgage Association                                    08/25/03      1.75               762,308
    1,500,000  Federal National Mortgage Association                                    10/20/03      1.51             1,531,304
    5,000,000  Student Loan Marketing Association                                       02/24/04      1.41             5,000,000
-------------                                                                                                     --------------
   68,629,000  Total U.S. Government Agency Medium Term Notes                                                         69,278,987
-------------                                                                                                     --------------
               Total Investments (106.73%) (Cost $292,307,775+)                                                      292,307,775
               Liabilities in excess of cash and other assets (-6.73%)                                            (   18,423,829)
                                                                                                                  --------------
               Net Assets (100.00%)                                                                               $  273,883,946
                                                                                                                  ==============
               Net Asset Value, offering and redemption price per share:
               Cortland Shares, 177,425,823 shares outstanding (Note 3)                                           $         1.00
                                                                                                                  ==============
               CIBC Shares,      96,412,555 shares outstanding (Note 3)                                           $         1.00
                                                                                                                  ==============

               +  Aggregate cost for federal income tax purpose is identical.

   FOOTNOTES:

(a) The interest rate is adjusted weekly based upon three-month Treasury Bill bond equivalent yield plus 0.05%.


KEY:

FHLB          =   Federal Home Loan Bank
FNMA          =   Federal National Mortgage Association
RFIN          =   Resolution Funding Corporation Strip Interest
TVBD          =   Tennessee Valley Authority Bond

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS
MARCH 31, 2003
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Put Bonds (b) (10.28%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,360,000  City of Dayton, KY Industrial Building RB
               (Radac Corp. Project) - Series 1994C (c)
               LOC Fifth Third Bank                                             04/01/03    1.80%  $   1,360,000
      745,000  Hancock County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     06/01/03    1.75         745,000
    6,500,000  Harford County, MD (A.O. Smith) (c)
               LOC Bank One                                                     09/01/03    1.40       6,500,000
      635,000  Lucas County, OH EDRB (Cross County Inn) (c)
               LOC Bank One                                                     06/01/03    1.75         635,000
    3,000,000  Metropolitan Government of Nashville & Davidson Counties, TN
               (Vanderbilt University) - Series 1985A                           01/15/04    1.15       3,000,000   VMIG-1      A1+
    2,500,000  Michigan Strategic Fund Limited Obligation RB
               (Donelly Corporation Project) - Series B
               LOC Dresdner Bank A.G.                                           04/01/03    1.65       2,500,000     P1        A1+
    3,100,000  North Carolina Industrial Facility PCFA RB
               (GVK America Inc. Project) (c)
               LOC Citibank, N.A.                                               06/01/03    1.25       3,100,000
    3,000,000  Pooled Puttable Floating Option
               Tax Exempts Receipts - Series PPT-33
               LOC Merrill Lynch & Company, Inc.                                06/19/03    1.45       3,000,000               A1+
-------------                                                                                      -------------
   20,840,000  Total Put Bonds                                                                        20,840,000
-------------                                                                                      -------------
Tax Exempt Commercial Paper (10.26%)
------------------------------------------------------------------------------------------------------------------------------------
$   2,000,000  Denver, CO City & County Airport System Subordinate RB
               LOC Bayerische Landesbank, A.G.                                  04/10/03    1.05%  $   2,000,000     P1        A1+
    5,800,000  Harris County, TX - Series D                                     04/10/03    1.00       5,800,000     P1        A1+
    4,000,000  New Hampshire Business Finance Authority PCRB
               (New England Power Company Project)                              04/22/03    1.15       4,000,000     P1        A1
    1,000,000  San Antonio, TX - Series A
               LOC Landesbank Hessen                                            04/01/03    1.05       1,000,000     P1        A1+
    1,000,000  Shelby County, TN Extension Municipal Notes - Series 2000A       04/03/03    1.10       1,000,000     P1        A1+
    2,000,000  Shelby County, TN Extension Municipal Notes - Series 2000A       06/05/03    1.05       2,000,000     P1        A1+
    5,000,000  Washington D.C. Metropolitan Airport Authority
               (General Airport Notes)
               LOC Bank of America                                              05/14/03    1.10       5,000,000               A1
-------------                                                                                      -------------
   20,800,000  Total Tax Exempt Commercial Paper                                                      20,800,000
-------------                                                                                      -------------

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Tax Exempt General Obligation Notes & Bonds (18.44%)
------------------------------------------------------------------------------------------------------------------------------------
$  10,000,000  Clinton, MA BAN                                                  02/06/04    1.18%  $  10,001,619    MIG-1
    2,600,000  Linn County, IA Cedar Rapids Community School District -
               Series 2002 (c)                                                  06/30/03    1.72       2,606,486
    2,000,000  Michigan Municipal Bond Authority
               Revenue Notes - Series 2002C-1                                   08/22/03    1.40       2,006,564               SP-1+
    2,300,000  Owatonna, MN Independent School District Aid Anticipation
               Certificates - Series A (c)                                      09/13/03    1.12       2,301,343
    4,000,000  State of Maine GO TAN                                            06/30/03    1.50       4,007,310    MIG-1      SP-1+
    3,000,000  State of New Hampshire RAN (c)                                   05/01/03    1.25       3,000,000
    4,850,000  St. Louis Park, MN Independent School District #283
               Tax Anticipation Certificates (c)                                03/13/04    1.20       4,893,355
    8,500,000  Strafford County, NH TAN (c)                                     12/26/03    1.35       8,555,931
-------------                                                                                      -------------
   37,250,000  Total Tax Exempt General Obligation Notes & Bonds                                      37,372,608
-------------                                                                                      -------------
Variable Rate Demand Instruments (d) (60.19%)
------------------------------------------------------------------------------------------------------------------------------------
$   3,100,000  Alachua County, FL HFA RB
               (Continuing Care Retirement Community - Oak Hammock) -
               Series 2002A
               LOC BNP Paribas                                                  10/01/32    1.15%  $   3,100,000   VMIG-1
    5,455,000  Auburn, AL Non-Profit HDA (Lakeside Project)
               LOC Columbus Bank & Trust Company                                09/01/27    1.45       5,455,000               A1
    2,250,000  Blue Springs, MO IDA MHRB
               (Autumn Place Apartments Project) - Series A1
               Guaranteed by Federal National Mortgage Association              06/15/35    1.20       2,250,000               A1+
    3,000,000  City of Lakeland, FL Energy System RB- Series 2001A              10/01/35    1.15       3,000,000   VMIG-1      A1+
    1,520,000  Clipper Tax Exempt Trust COPS - Series 1999-3                    10/01/05    1.50       1,520,000   VMIG-1
    8,505,000  Detroit, MI Senior Lien RB (Sew Disposal) - Series C
               LOC Dexia CLF                                                    07/01/27    1.15       8,505,000   VMIG-1      A1+
    7,500,000  Douglas County, NE IDRB (Phillips Manufacturing Project)
               LOC Wells Fargo Bank, N.A.                                       12/01/18    1.25       7,500,000               A1+
    4,400,000  Florida HFA MHRB (Hampton Lakes)
               LOC Credit Suisse First Boston                                   07/01/08    1.20       4,400,000               A1+
    2,300,000  Florida Ocean Highway and Port Authority RB
               LOC Wachovia Bank & Trust Co., N.A.                              12/01/20    1.25       2,300,000   VMIG-1      A1+

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   6,775,000  Franklin County, OH HRB (Childrens Hospital)
               Insured by AMBAC Indemnity Corp.                                 11/01/25    1.14%  $   6,775,000   VMIG-1
      425,000  IBM Tax Exempt Trust 2001- Series A                              09/01/07    1.35         425,000               A1+
    1,500,000  Kent State University, OH RB General Receipts
               Insured by MBIA Insurance Corp.                                  05/01/31    1.20       1,500,000   VMIG-1      A1+
    5,316,140  Koch Floating Rate Trust - Series 1
               Insured by AMBAC Indemnity Corp.                                 05/03/04    1.40       5,316,140               A1+
    2,400,000  La Porte County, IN EDC RB (Universal Forest Products) (c)
               LOC ABN AMRO Bank                                                11/01/20    1.37       2,400,000
    1,500,000  Marion County, FL IDA MHRB (Chambrel Project)
               Guaranteed by Federal National Mortgage Association              11/15/32    1.15       1,500,000               A1
    2,585,000  Mississippi Home Corporation Single Family Program
               (Merlots) - Series YYY
               Guaranteed by Government National Mortgage Association           12/01/31    1.31       2,585,000   VMIG-1
    2,000,000  New Jersey EDA (Encap Golf Holdings LLC) - Series A
               LOC Bayerische Landesbank, A.G.                                  10/01/26    1.15       2,000,000   VMIG-1      A1+
    4,000,000  New Jersey Health Care Facilities (RWJ Health Care)
               LOC Bank of New York                                             07/01/32    1.10       4,000,000   VMIG-1      A1+
    4,000,000  New York State HFA RB (West 23rd Street Housing) - Series A
               LOC Bayerische Hypovereinsbank, A.G.                             11/01/33    1.40       4,000,000   VMIG-1
    3,315,000  North Carolina HFA (Municipal Trust Receipts) - Series CMC4      01/01/27    1.28       3,315,000   VMIG-1
    1,000,000  North Carolina Medical Care Commission
               Health Care Facilities RB (Carol Woods Project) (c)
               LOC Branch Bank & Trust Company                                  04/01/31    1.25       1,000,000
   10,100,000  North Carolina Medical Care Commission HRB
               (Moses H. Cone Hospital) - Series B                              10/01/23    1.15      10,100,000               A1+
   10,000,000  North Carolina Medical Care Commission HRB
               (Northeast Medical Center Project) - Series B
               LOC Suntrust Bank                                                11/01/32    1.10      10,000,000   VMIG-1      A1+
    8,500,000  Ohio State Higher Education Facilities RB
               (Pooled Financing Program) - Series A                            09/01/27    1.15       8,500,000   VMIG-1
    1,000,000  Olathe, KS IDRB (Multi - Modal - Diamant Boart) - Series A (c)
               LOC Svenskahandelsbanken                                         03/01/27    1.30       1,000,000
    2,500,000  Palm Beach County, FL RB (Raymond F. Kravis Center Project)
               LOC Northern Trust Bank                                          07/01/32    1.10       2,500,000   VMIG-1

--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
CORTLAND TRUST, INC.
MUNICIPAL MONEY MARKET FUND
STATEMENT OF NET ASSETS (CONTINUED)
MARCH 31, 2003
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                       Maturity              Value                 Standard
    Amount                                                                        Date      Yield    (Note 1)      Moody's  & Poor's
    ------                                                                        ----      -----     ------       -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   6,800,000  Piedmont, SC Municipal Power Agency Electric RB - Series B
               Insured by MBIA Insurance Corp.                                  01/01/19    1.10%  $   6,800,000   VMIG-1      A1+
    1,000,000  Pitkin County, CO IDRB (Aspen Skiing Co. Project)
               LOC First National Bank of Chicago                               04/01/14    1.25       1,000,000               A1+
    3,000,000  Raleigh - Durham, NC Airport Authority RB - Series 2002
               Insured by FGIC                                                  11/01/17    1.15       3,000,000   VMIG-1
    3,000,000  Rockingham NC, IDRB & PCFA (Whiteridge Project) (c)
               LOC Branch Bank & Trust Company                                  03/01/15    1.25       3,000,000
    2,000,000  South Carolina Jobs EDA RB (Sisters of Charity)
               LOC Wachovia Bank & Trust Co., N.A.                              11/01/32    1.17       2,000,000   VMIG-1
    1,250,000  York County, PA IDA Limited Obligation RB
               (Metal Exchange Corp. Project) - Series 1996 (c)
               LOC Comerica Bank                                                06/01/06    1.45       1,250,000
-------------                                                                                      -------------
  121,996,140  Total Variable Rate Demand Instruments                                                121,996,140
-------------                                                                                      -------------
Variable Rate Demand Instrument - Private Placement (d) (0.73%)
------------------------------------------------------------------------------------------------------------------------------------
$   1,471,000  York County, PA IDA IDRB (Manor Care of Kingston Court Inc.)
               LOC Chase Manhattan Bank, N.A.                                   12/01/08    2.76%  $   1,471,000     P1        A1+
-------------                                                                                      -------------
    1,471,000  Total Variable Rate Demand Instrument - Private Placement                               1,471,000
-------------                                                                                      -------------
               Total Investments (99.90%) (Cost $202,479,748+)                                       202,479,748
               Cash and other assets, net of liabilities (0.10%)                                         206,934
                                                                                                   -------------
               Net Assets (100.00%)                                                                $ 202,686,682
                                                                                                   =============
               Net asset value, offering and redemption price per share:
               Cortland Shares, 90,010,818 shares outstanding (Note 3)                             $        1.00
                                                                                                   =============
               CIBC Shares,    112,698,139 shares outstanding (Note 3)                             $        1.00
                                                                                                   =============

                +   Aggregate cost for federal income tax purposes is identical.
















--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who issues the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited.

     In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities payable on demand at par including accrued interest (usually with seven days notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


KEY:

     BAN        =   Bond Anticipation Note                        IDA     =   Industrial Development Authority
     COPS       =   Certificates of Participation                 IDRB    =   Industrial Development Revenue Bond
     EDA        =   Economic Development Authority                LOC     =   Letter of Credit
     EDC        =   Economic Development Corporation              MHRB    =   Multi-Family Housing Revenue Bond
     EDRB       =   Economic Development Revenue Bond             PCFA    =   Pollution Control Finance Authority
     FGIC       =   Financial Guaranty Insurance Company          PCRB    =   Pollution Control Revenue Bond
     GO         =   General Obligation                            RAN     =   Revenue Anticipation Note
     HDA        =   Housing Development Authority                 RB      =   Revenue Bond
     HFA        =   Housing Finance Authority                     TAN     =   Tax Anticipation Note
     HRB        =   Hospital Revenue Bond











--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF OPERATIONS
YEAR ENDED MARCH 31, 2003

================================================================================

                                            Cortland General            U.S. Government            Municipal Money
                                            Money Market Fund                Fund                    Market Fund
                                            -----------------           ---------------            ---------------

INVESTMENT INCOME

 Income:

    Interest.............................   $      46,409,016           $     3,904,207            $     2,086,727
                                            -----------------           ---------------            ---------------

 Expenses: (Note 2)

    Investment management fee............          20,609,719                 1,754,560                  1,105,787

    Distribution fee (Cortland Shares)...           3,747,763                   462,913                    219,885

    Distribution fee (Live Oak Shares)...             487,932                    30,113                     35,383

    Distribution fee (Short Term Fund Shares)         215,127                    -0-                       -0-

    Distribution fee (CIBC Shares).......           2,308,602                    83,532                    104,899

    Shareholder servicing fee (CIBC Shares)         2,308,602                    83,532                    104,899

    Directors' fees and expenses.........              47,844                    20,617                     18,594

    Other................................             157,093                     6,598                    -0-
                                            -----------------           ---------------            ---------------

      Total Expenses.....................          29,882,682                 2,441,865                  1,589,447

      Less:  Fees waived.................   (       3,232,043)          (       116,945)           (       159,354)
                                            -----------------           ---------------            ---------------

    Net Expenses.........................          26,650,639                 2,324,920                  1,430,093
                                            -----------------           ---------------            ---------------

 Net investment income ..................          19,758,377                 1,579,287                    656,634



REALIZED GAIN (LOSS)
 ON INVESTMENTS

 Net realized gain (loss) on investments.                 822                    20,861                    -0-
                                            -----------------           ---------------            ---------------

 Increase in net assets from operations..   $      19,759,199           $     1,600,148            $       656,634
                                            =================           ===============            ===============




--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED MARCH 31, 2003 AND 2002

================================================================================


                                          Cortland General                 U.S. Government                  Municipal Money
                                         Money Market Fund                       Fund                          Market Fund
                                   ------------------------------     ----------------------------     ---------------------------
                                       2003             2002              2003            2002             2003          2002
                                   -------------    -------------     ------------    ------------     ------------    -----------
Operations:
Net investment income...........  $   19,758,377   $   51,621,644    $   1,579,287   $   3,458,622    $     656,634   $  2,078,978
Net realized gain on
  investments...................             822           21,770           20,861         537,225           -0-           -0-
                                   -------------    -------------     ------------    ------------     ------------    -----------
Increase in net assets
  from operations...............      19,759,199       51,643,414        1,600,148       3,995,847          656,634      2,078,978
Distributions to shareholders from:
Net investment income:
  Cortland Shares...............  (   11,725,539)  (   21,313,374)   (   1,409,309)  (   2,157,452)   (     414,742)+ (    883,280)+
  Live Oak Shares...............  (    2,536,910)  (   30,308,270)   (     166,938)  (   1,702,957)   (     105,879)+ (  1,195,698)
  Short Term Fund Shares........  (      501,184)         -0-              -0-             -0-              -0-            -0-
  CIBC Shares...................  (    4,994,744)         -0-        (     170,440)        -0-        (     136,013)+      -0-
Realized gains:
  Cortland Shares...............  (          822)  (        8,486)   (       1,556)  (       2,113)         -0-            -0-
  Live Oak Shares...............         -0-       (       13,284)   (         434)  (         640)         -0-            -0-
  Short Term Fund Shares........         -0-              -0-              -0-             -0-              -0-            -0-
  CIBC Shares...................         -0-              -0-              -0-             -0-              -0-            -0-
Capital share
 transactions, net (Note 3):
  Cortland Shares...............     209,858,958      525,271,454    (  70,015,608)    176,072,008       22,219,265      5,890,272
  Live Oak Shares...............  (1,237,280,248)  (   10,843,093)   (  73,706,596)  (     794,144)   (  88,773,965)    13,898,457
  Short Term Fund Shares........     163,332,424          -0-              -0-             -0-              -0-            -0-
  CIBC Shares...................   2,365,911,411          -0-           96,412,555         -0-          112,698,139        -0-
                                   -------------    -------------     ------------    ------------     ------------    -----------
Total increase (decrease).......   1,501,822,545      514,428,361    (  47,458,178)    175,410,549       46,143,439     19,788,729
Net assets:
Beginning of year...............   2,597,025,893    2,082,597,532      321,342,124     145,931,575      156,543,243    136,754,514
                                   -------------    -------------     ------------    ------------     ------------    -----------
End of year.....................  $4,098,848,438   $2,597,025,893    $ 273,883,946   $ 321,342,124    $ 202,686,682   $156,543,243
Undistributed net
  investment income.............  $      -0-       $      -0-        $      46,388   $     213,788    $     -0-       $    -0-

+ Designated as exempt-interest dividends for regular federal income tax purposes.






--------------------------------------------------------------------------------
   The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies

Cortland Trust, Inc. (the "Company") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. The Company is presently comprised of three Funds, the Cortland General Money Market Fund ("Cortland General Fund"), the U.S. Government Fund and the Municipal Money Market Fund ("Municipal Fund"). The Cortland General Fund has four classes of stock authorized, Cortland Shares, Live Oak Shares, Short Term General Fund - General Shares ("Short Term Fund Shares") and CIBC World Market Primary Reserve Fund ("CIBC Shares"). The U.S Government Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and CIBC World Market Government Reserve Fund ("CIBC Shares"). The Municipal Fund has three classes of stock authorized, Cortland Shares, Live Oak Shares and CIBC World Market Municipal Reserve Fund ("CIBC Shares"). All share classes are subject to a service fee pursuant to each Fund's Distribution Plan. The CIBC Shares are subject to an additional shareholder servicing fee pursuant to a Shareholder Servicing Agreement. The Live Oak Shares liquidated on June 14, 2002; therefore financial highlights for this class are not presented. The Short Term Fund Shares and CIBC Shares commenced operations on September 5, 2002 and November 22, 2002, respectively. In all other respects, the Cortland Shares, Live Oak Shares, Short Term Fund Shares and CIBC Shares represent the same interest in the income and assets of each Fund. Each class of shares has identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The Company accounts separately for the assets, liabilities and operations of each Fund. The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

The shares outstanding in the Cortland General Fund include the Pilgrim Money Market Class of Shares (the "Pilgrim Shares"). Pilgrim Shares are identical to the Cortland Shares of the Cortland General Fund with respect to investment objectives, voting rights and yield, but differ with respect to certain other matters relating primarily to exchange privileges. At March 31, 2003 there were 6,796,544 Pilgrim Shares outstanding included in the Cortland Shares.

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the policy of each Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (including realized capital gains and losses, if any, and amortization of market discount), determined on a class level, are declared daily and paid on the subsequent business day.
     Distributions of net realized capital gains, offset by capital loss carryovers, if any, are generally declared and paid when realized.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
1. Summary of Accounting Policies (Continued)

     d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis. The Cortland General and U.S. Government Funds may enter into repurchase agreements. It is the Funds' policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Management Fees and Other Transactions with Affiliates

Reich & Tang Asset Management, LLC (the "Manager") serves as the manager of the Company and its three Funds pursuant to agreements with the Funds dated September 14, 1993 ("Agreements"). Under the Agreements, the Manager provides directly, or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the directors who are not "interested persons" of the Company, as defined by the Act, and the travel and related expenses of the directors incident to their attending shareholder's, director's and committee meetings, (b) interest, taxes and brokerage commissions, (c) extraordinary expenses, (d) shareholder service or distribution fees, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under Federal and state securities laws. The Funds pay the Manager an annual fee, calculated daily and paid monthly, of .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .75% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The management fees are allocated pro-rata to each Fund based on their average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, each Fund and Reich & Tang Distributors, Inc. ("Distributor") have entered into a Distribution Agreement and a Shareholder Servicing Agreement with respect to all share classes of the Funds. For its services under the Distribution Agreement, the Distributor receives from the Funds a fee equal to 0.25% of the average daily net assets with respect to the Cortland, Short Term Fund and CIBC shares. With respect to the Live Oak Shares, the Distributor receives from the Funds a fee equal to 0.20% of the average daily net assets. The Manager and/or its affiliates have the ability to make additional payments for distribution assistance. The Manager and/or its affiliates bear all other expenses related to the distribution of the Company's shares. In addition, the Distributor receives an additional 0.25% per annum in shareholder servicing fees of the CIBC Shares' average daily net assets.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $15,000 per annum plus $2,000 for each Board of Directors' meeting attended. All directors' fees and expenses are allocated equally to each Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
2. Investment Management Fees and Other Transactions with Affiliates (Continued)

During the year ended March 31, 2003, the Distributor voluntarily waived distribution fees of $2,308,602 for the CIBC Shares of the Cortland General Fund. The Distributor also waived shareholder servicing fees of $923,441 for the CIBC Shares of the Cortland General Fund.

During the year ended March 31, 2003, the Distributor voluntarily waived distribution fees of $83,532 for the CIBC Shares of the U.S Government Fund. The Distributor also waived shareholder servicing fees of $33,413 for the CIBC Shares of the U.S. Government Fund.

During the year ended March 31, 2003, the Distributor voluntarily waived distribution fees of $12,495 and $104,899, for the Cortland Shares and the CIBC Shares of the Municipal Fund. The Distributor also waived shareholder servicing fees of $41,960 for the CIBC Shares of the Municipal Fund.

3. Capital Stock

At March 31, 2003, 10 billion shares of $.001 par value stock of the Company were authorized, of which 7 billion are designated as Cortland General Fund shares, 1 billion are designated as U.S. Government Fund shares, 1 billion are designated as Municipal Fund shares and 1 billion are unclassified. Capital paid in for the Cortland General Fund shares, U.S. Government shares and Municipal Fund shares amount to $4,098,848,438, $273,838,378 and $202,699,358, respectively. Transactions in the shares of each Fund were all at $1.00 per share and are summarized for the period as follows:

                             Cortland General Money                                              Municipal Money
                                  Market Fund                 U.S. Government Fund                 Market Fund
                         -----------------------------    ----------------------------    ----------------------------
                         For the Year Ended March 31,     For the Year Ended March 31,    For the Year Ended March 31,
                             2003            2002             2003            2002            2003            2002
                        --------------  --------------    -------------  -------------    -------------  -------------

Cortland Shares
Shares sold............  6,462,003,690   4,315,119,576      740,067,226    741,650,664      332,675,612    242,634,416
Dividends reinvested...     11,974,930      21,464,027        1,418,648      2,168,955          415,667        890,512
Shares redeemed........ (6,264,119,662) (3,811,312,149)   ( 811,501,482) ( 567,747,611)   ( 310,872,014) ( 237,634,656)
                         -------------   -------------     ------------   ------------     ------------   ------------
Net increase (decrease)    209,858,958     525,271,454    (  70,015,608)   176,072,008       22,219,265      5,890,272
                         =============   =============     ============   ============     ============   ============

Live Oak Shares *
Shares sold............    852,009,027   4,527,186,374       37,366,179    213,270,371       50,822,231    279,565,420
Dividends reinvested...      2,570,436      30,578,850          170,868      1,717,140          107,531      1,204,968
Shares redeemed........ (2,091,859,711) (4,568,608,317)   ( 111,243,643) ( 215,781,655)   ( 139,703,727) ( 266,871,931)
                         -------------   -------------     ------------   ------------     ------------   ------------
Net increase (decrease) (1,237,280,248) (   10,843,093)   (  73,706,596) (     794,144)   (  88,773,965)    13,898,457
                         =============   =============     ============   ============     ============   ============

*The Live Oak class of shares was liquidated on June 14, 2002.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Capital Stock (Continued)

                          Cortland General Money
                               Market Fund
                      -----------------------------
                            September 5, 2002
                      (Commencement of Offering) to
                             March 31, 2003
                             --------------
Short Term Fund Shares
Shares sold..........          223,483,396
Dividends reinvested.              500,543
Shares redeemed......       (   60,651,515)
                            --------------
Net increase.........          163,332,424
                            ==============

                          Cortland General Money                                                    Municipal Money
                               Market Fund                     U.S. Government Fund                   Market Fund
                      -----------------------------       -----------------------------      -----------------------------
                            November 22, 2002                   November 22, 2002                  November 22, 2002
                      (Commencement of Offering) to       (Commencement of Offering) to      (Commencement of Offering) to
                             March 31, 2003                      March 31, 2003                    March 31, 2003
                             --------------                      --------------                    --------------
CIBC Shares
Shares sold..........         7,665,864,640                         358,074,925                       346,504,018
Dividends reinvested.             4,994,735                             170,441                           136,013
Shares redeemed......        (5,304,947,964)                     (  261,832,811)                   (  233,941,892)
                              -------------                       -------------                     -------------
Net increase.........         2,365,911,411                          96,412,555                       112,698,139
                              =============                       =============                     =============

4. Tax Information

Accumulated undistributed realized losses at March 31, 2003 amounted to $820 and $807 for the U.S. Government Fund and the Municipal Fund, respectively. Such losses represent tax basis capital losses which may be carried forward to offset future capital gains. $820 will expire in the year 2010 for the U.S. Government Fund and $807 will expire in the year 2009, for the Municipal Fund.

The tax character of all distributions paid during the years ended March 31, 2003 and 2002 were ordinary income for the Cortland General and U.S. Government Funds.

At March 31, 2003, the U.S. Government Fund had undistributed income of $46,388 for income tax purposes.






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights


                                                                     Cortland General Money Market Fund
                                                   ----------------------------------------------------------------------
Cortland Shares                                                         For the Year Ended March 31,
---------------                                    ----------------------------------------------------------------------
                                                     2003           2002            2001           2000           1999
                                                   ---------      ---------       ---------      ---------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year............     $   1.00       $   1.00        $   1.00       $   1.00        $  1.00
                                                   ---------      ---------       ---------      ---------       --------
Income from investment operations:
   Net investment income......................         0.008          0.024           0.054          0.045          0.045
   Net realized and unrealized
    gain/(loss) on investments................         --             --              --             --             0.001
                                                   ---------      ---------       ---------      ---------       --------
   Total from investment operations...........         0.008          0.024           0.054          0.045          0.046
Less distributions:
   Dividends from net investment income.......     (   0.008)     (   0.024)      (   0.054)     (   0.045)      (  0.045)
                                                   ---------      ---------       ---------      ---------       --------
Total distributions...........................     (   0.008)     (   0.024)      (   0.054)     (   0.045)      (  0.045)
                                                   ---------      ---------       ---------      ---------       --------
Net asset value, end of year..................     $   1.00       $   1.00        $   1.00       $   1.00        $  1.00
                                                   =========      =========       =========      =========       ========
Total Return..................................         0.79%          2.43%           5.55%          4.60%          4.56%

Ratios/Supplemental Data
Net assets, end of year (000's omitted).......     $1,569,605     $1,359,746      $  834,474     $  834,259      $ 659,890

Ratios to average net assets:
   Expenses...................................         1.01%          1.01%           1.00%          0.97%          1.00%
   Net investment income......................         0.78%          2.14%           5.37%          4.54%          4.41%
   Distribution fees waived...................         0.00%          0.01%           0.02%          0.05%          0.03%











--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.  Financial Highlights (Continued)


                                                      Cortland General Money Market Fund
                                                      ----------------------------------
Short Term Fund Shares                                        September 5, 2002
----------------------                                   (Commencement of Offering) to
                                                                March 31, 2003
                                                                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................           $     1.00
                                                                --------------
Income from investment operations:
  Net investment income..............................                 0.004
  Net realized and unrealized gain/(loss) on investments              --
                                                                --------------
Total from investment operations.....................                 0.004
Less distributions:
  Dividends from net investment income...............           (     0.004   )
                                                                 -------------
Total distributions..................................           (     0.004   )
                                                                 -------------
Net asset value, end of period.......................           $     1.00
                                                                ==============
Total Return.........................................                 0.35%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)............           $   163,332

Ratios to average net assets:
  Expenses...........................................                 1.00%(b)
  Net investment income..............................                 0.58%(b)



(a)      Not annualized
(b)      Annualized



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5.  Financial Highlights (Continued)


                                                      Cortland General Money Market Fund
                                                      ----------------------------------
                                                               November 22, 2002
CIBC Shares                                              (Commencement of Offering) to
-----------                                                     March 31, 2003
                                                                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.................           $     1.00
                                                                --------------
Income from investment operations:
  Net investment income..............................                 0.002
  Net realized and unrealized gain/(loss) on investments              --
                                                                 ------------
Total from investment operations.....................                 0.002
Less distributions:
  Dividends from net investment income...............           (     0.002  )
                                                                 ------------
Total distributions..................................           (     0.002  )
                                                                 ------------
Net asset value, end of period.......................           $     1.00
                                                                =============
Total Return.........................................                 0.19%(a)

Ratios/Supplemental Data
Net assets, end of period (000 s omitted)............           $  2,365,911

Ratios to average net assets:
  Expenses...........................................                 0.90%(b)
  Net investment income..............................                 0.54%(b)
  Distribution and shareholder servicing fees waived.                 0.35%(b)


(a)      Not annualized
(b)      Annualized

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.  Financial Highlights (Continued)


                                                                      U.S. Government Fund
                                                                    For the Year Ended March 31,
Cortland Shares                                -------------------------------------------------------------------
---------------                                  2003           2002          2001           2000           1999
                                               --------       --------      --------       --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $  1.00        $  1.00       $  1.00        $  1.00        $  1.00
                                               --------       --------      --------       --------       --------
Income from investment operations:
   Net investment income..................        0.008          0.022         0.052          0.043          0.042
   Net realized and unrealized
   (loss) on investments..................        --             --            --             --             0.001
                                               --------       --------      --------       --------       --------
Total from investment operations..........        0.008          0.022         0.052          0.043          0.042
Less distributions:
   Dividends from net investment income...     (  0.008)      (  0.022)     (  0.052)      (  0.043)      (  0.042)
                                               --------       --------      --------       --------       --------
Total distributions.......................     (  0.008)      (  0.022)     (  0.052)      (  0.043)      (  0.042)
                                               --------       --------      --------       --------       --------
Net asset value, end of year..............     $  1.00        $  1.00       $  1.00        $  1.00        $  1.00
                                               ========       ========      ========       ========       ========
Total Return..............................        0.76%          2.23%         5.37%          4.35%          4.33%

Ratios/Supplemental Data
Net assets, end of year (000's omitted)...     $ 177,455      $ 247,591     $  71,400      $  58,121      $  64,438

Ratios to average net assets:
   Expenses...............................        1.01%          1.03%         1.00%          0.88%          1.00%
   Net investment income..................        0.69%          1.47%         5.26%          4.38%          4.18%
   Distribution fees waived...............        0.00%          0.00%         0.03%          0.16%          0.04%















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5.  Financial Highlights (Continued)


                                                             U.S. Government Fund
                                                     --------------------------------------
                                                               November 22, 2002
CIBC Shares                                              (Commencement of Offering) to
-----------                                                     March 31, 2003
                                                                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period.....................       $     1.00
                                                                --------------
Income from investment operations:
   Net investment income.................................             0.002
   Net realized and unrealized gain/(loss) on investments             --
                                                                --------------
Total from investment operations.........................             0.002
Less distributions:
   Dividends from net investment income..................       (     0.002  )
                                                                 ------------
Total distributions......................................       (     0.002  )
                                                                 ------------
Net asset value, end of period...........................       $     1.00
                                                                =============
Total Return.............................................             0.18%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)................       $       96,429

Ratios to average net assets:
   Expenses..............................................             0.90% (b)
   Net investment income.................................             0.51% (b)
   Distribution and shareholder servicing fees waived....             0.35% (b)


(a)  Not annualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5.       Financial Highlights (Continued)


                                                                     Municipal Money Market
                                               --------------------------------------------------------------------
Cortland Shares                                                   For the Year Ended March 31,
---------------                                --------------------------------------------------------------------
                                                 2003           2002          2001           2000           1999
                                               --------       --------      --------       --------       --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........     $  1.00        $  1.00       $  1.00       $   1.00        $  1.00
                                               --------       --------      --------       --------       --------
Income from investment operations:
   Net investment income..................        0.005          0.015         0.031          0.026          0.025
Less distributions:
   Dividends from net investment income...     (  0.005)      (  0.015)     (  0.031)      (  0.026)      (  0.025)
                                               --------       --------      --------       --------       --------
Net asset value, end of year..............     $  1.00        $  1.00       $  1.00        $  1.00        $  1.00
                                               ========       ========      ========       ========       ========
Total Return..............................        0.49%          1.48%         3.17%          2.58%          2.56%

Ratios/Supplemental Data
Net assets, end of year (000s omitted)...     $ 90,001       $ 67,782      $ 61,891       $ 54,792       $ 49,234

Ratios to average net assets:
   Expenses...............................        1.00%          1.00%         1.00%          1.00%          1.00%
   Net investment income..................        0.47%          1.43%         3.06%          2.55%          2.51%
   Distribution fees waived...............        0.01%          0.03%         0.03%          0.03%          0.04%














--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================
5. Financial Highlights (Continued)


                                                            Municipal Money Market
                                                   -----------------------------------------
                                                               November 22, 2002
CIBC Shares                                              (Commencement of Offering) to
-----------                                                     March 31, 2003
                                                                --------------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period                            $     1.00
                                                                --------------
Income from investment operations:
  Net investment income..............................                 0.001
Less distributions:
  Dividends from net investment income...............           (     0.001  )
                                                                --------------
Net asset value, end of period.......................           $     1.00
                                                                ==============
Total Return.........................................                 0.12%(a)

Ratios/Supplemental Data
Net assets, end of period (000's omitted)............           $     112,686

Ratios to average net assets:
  Expenses...........................................                 0.90%(b)
  Net investment income..............................                 0.32%(b)
  Distribution and shareholder servicing fees waived.                 0.35%(b)

(a)  Not annualized
(b)  Annualized







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================




To the Board of Directors and Shareholders of Cortland Trust, Inc.




In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Cortland General Money Market Fund, the U.S. Government Fund, and the Municipal Money Market Fund (constituting Cortland Trust, Inc., hereafter referred to as the "Funds") at March 31, 2003, the results of each of their operations, the changes in each of their net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at March 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion. The statement of changes in net assets for the year ended March 31, 2002 and the financial highlights for each of the four years in the period ended March 31, 2002 were audited by other independent accountants, whose report dated May 17, 2002 expressed an unqualified opinion on those statements.



PricewaterhouseCoopers LLP
New York, New York
May 14, 2003





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CORTLAND TRUST, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================

                                                  Directors and Officers Information
                                                            March 31, 2003+
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address1,      Held with        Office2              During Past                in Fund Complex     Directorships
      and Age             Fund        and Length of             5 Years             Overseen by Director      held by
                                      Time Served                                       or Officer           Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Disinterested Directors:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Albert R. Dowden,    Chairman,       Director/Trustee Corporate director/trustee    Director of three      Director/Trustee
Age 62               Director and    since 1984       for Magellan Insurance        portfolios             of Magellan
                     Member of the                    Company, Rotary Power                                Insurance
                     Audit and                        International and AIM                                Company,
                     Nominating                       Funds.  Employed by Volvo                            Rotary Power
                     Committee                        Companies in North America                           International
                                                      from 1974, serving as                                and the AIM
                                                      President and CEO of Volvo                           Funds.
                                                      Group North America, Inc.
                                                      from 1991 to 1998.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
William Lerner,      Director and    Director,        Self-employed attorney for    Director of three      Director of
Esq., Age 66         Member of the   since 2000       the five-year period ended    portfolios             Rent-Way, Inc.,
                     Audit and                        December 31, 2001.                                   Seitel, Inc.,
                     Nominating                                                                            and
                     Committee                                                                             Micros-to-
                                                                                                           Mainframes, Inc.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
James L. Schultz,    Director and    Director/Trustee Currently self-employed as    Director of three           N/A
Age 66               Member and      since 1984       a consultant.  Formerly       portfolios
                     Chairman of                      President of Computer
                     the Audit and                    Research Inc. from 1975 to
                     Nominating                       2001.
                     Committee
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

                                                  Directors and Officers Information
                                                      March 31, 2003+ (continued)

-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

                      Position(s)       Term of        Principal Occupation(s)      Number of Portfolios       Other
  Name, Address1,      Held with        Office2              During Past              in Fund Complex      Directorships
      and Age             Fund       and Length of             5 Years              Overseen by Director      held by
                                      Time Served                                        or Officer           Director
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Interested Directors/Officers:
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Steven W. Duff,      President and   Director/Officer Manager and President of      Director/Trustee             N/A
Age 49                 Director3       since 1996     Reich & Tang Asset            and/or Officer of
                                                      Management, LLC ("RTAM,       sixteen
                                                      LLC), a registered            portfolios
                                                      Investment Advisor.
                                                      Associated with RTAM, LLC
                                                      since 1994.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Carl Frischling,       Director4       Director,      Partner of Kramer Levin       Director of three        Director of
Esq., Age 66                           since 1998     Naftalis & Frankel LLP (a     portfolios              the AIM Funds.
                                                      lawfirm) with which he has
                                                      been associated with since
                                                      1994.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Richard De Sanctis        Vice          Officer,      Executive Vice President,     Officer of sixteen           N/A
Age 46                 President,      since 1989     CFO and Treasurer of RTAM,    portfolios
                     Treasurer and                    LLC.  Associated with RTAM,
                       Assistant                      LLC since 1990.
                       Secretary
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Molly Flewharty,     Vice President     Officer,      Senior Vice President of      Officer of sixteen           N/A
Age 52                                 since 1991     RTAM, LLC. Associated with    portfolios
                                                      RTAM, LLC since 1977.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Rosanne Holtzer,     Secretary and      Officer,      Senior Vice President of      Officer of sixteen           N/A
Age 38                 Assistant       since 1998     RTAM, LLC.  Associated with   portfolios
                       Treasurer                      RTAM, LLC since 1986.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Dana E. Messina,     Vice President     Officer,      Executive Vice President of   Officer of thirteen          N/A
Age 46                                 since 1991     RTAM, LLC.  Associated with   portfolios
                                                      RTAM, LLC since 1980.
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------
Ruben Torres,             Vice          Officer,      Vice President of RTAM,       Officer of three             N/A
Age 53               President and     since 1986     LLC.  Associated with RTAM,   portfolios
                       Assistant                      LLC since 1991.
                       Secretary
-------------------- --------------- ---------------- ----------------------------- ---------------------- ----------------

+ The Statement of Additional Information includes additional information about Cortland Trust, Inc. (the "Company") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

1 The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

2 The term of office for a director or officer is indefinite, until he or she resigns, is removed or a successor is elected and qualified.

3 Steven W. Duff is deemed an interested person of the Fund due to his affiliation with RTAM, LLC, the Fund's investment advisor.

4 Carl Frischling, Esq. is deemed an interested person of the Fund due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the independent directors.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



                                    CORTLAND
                                  TRUST, INC.









                                  Annual Report
                                 March 31, 2003